REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS - Subprime Characteristics (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Loan unpaid principal balance (UPB)	$ 879,281	[1]
Weighted Average Coupon	3.65%		3.04%
Debt Face Amount	3,030,490		2,786,059
Subprime Portfolio I
Loan unpaid principal balance (UPB)	372,661	[1]
Weighted Average Coupon	5.88%
Delinquencies of 60 or more days (UPB)	110,539	[2]
Net credit losses	26,388		27,548
Cumulative net credit losses	246,805
Cumulative net credit losses as a % of original UPB	16.40%
Percentage of ARM loans	51.50%	[3]
Percentage of loans with original loan-to-value ratio >90%	9.40%
Percentage of interest-only loans	11.40%
Debt Face Amount	368,661	[4],[5]
Weighted average funding cost of debt	0.53%	[6]
Subprime Portfolio II
Loan unpaid principal balance (UPB)	506,620	[1]
Weighted Average Coupon	5.19%
Delinquencies of 60 or more days (UPB)	204,653	[2]
Net credit losses	44,855		34,866
Cumulative net credit losses	301,574
Cumulative net credit losses as a % of original UPB	27.70%
Percentage of ARM loans	57.00%	[3]
Percentage of loans with original loan-to-value ratio >90%	7.70%
Percentage of interest-only loans	14.20%
Debt Face Amount	$ 506,620	[4],[5]
Weighted average funding cost of debt	0.45%	[6]

[1]	Average loan seasoning of 101 months and 83 months for Subprime Portfolios I and II, respectively, at December 31, 2013.
[2]	Delinquencies include loans 60 or more days past due, in foreclosure, under bankruptcy filing or real estate owned.
[3]	ARM loans are adjustable-rate mortgage loans. An option ARM is an adjustable-rate mortgage that provides the borrower with an option to choose from several payment amounts each month for a specified period of the loan term. None of the loans in the subprime portfolios are option ARMs.
[4]	Audited.
[5]	Excludes face amount of $4.0 million of retained notes for Subprime Portfolio I at December 31, 2013.
[6]	Includes the effect of applicable hedges.